Commitments and Contingencies	6 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 13 – Commitments and contingencies

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Coronavirus (“COVID-19”)

In December 2019, a novel strain of coronavirus, or COVID-19, surfaced and it has spread rapidly to many parts of China and other parts of the world, including the United States. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities throughout the world.  Substantially all of the Company’s new revenue streams are concentrated online. Consequently, the Company’s does not believe the COVID-19 outbreak would materially adversely affect the Company’s business operations, financial condition and operating results for fiscal year ended June 30, 2023.